Description of Business	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

(1)   DESCRIPTION OF BUSINESS

Vertiv Holdings Co (“Holdings Co”, and together with its majority-owned subsidiaries, “Vertiv”, “we”, “our”, or “the Company”), formerly known as GS Acquisition Holdings Corp (“GSAH”), provides mission-critical infrastructure technologies and life cycle services for data centers, communication networks, and commercial and industrial environments. Vertiv’s offerings include power conditioning and uninterruptible power systems, thermal management, integrated data center control devices, software, monitoring, and service. Vertiv manages and reports results of operations for three business segments: Americas; Asia Pacific; and Europe, Middle East & Africa.

Vertiv Holdings Co was originally incorporated in Delaware on April 25, 2016 as a special purpose acquisition company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On June 12, 2018, GSAH consummated its initial public offering (the “IPO”) of 69,000,000 units, including 9,000,000 units issued pursuant to the exercise by the underwriters of their option to purchase additional units in full, at a price of $10.00 per unit, generating proceeds to GSAH of $690.0 before underwriting discounts and expenses. Each unit consists of one share of Class A common stock and one-third of one redeemable warrant, each of which warrant is exercisable for one share of Class A common stock (the “public warrants”). Simultaneously with the closing of the IPO, GSAH closed the private placement of an aggregate of 10,533,333 warrants, each exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share (the “private placement warrants” and, together with the public warrants, the “warrants”), initially issued to GS DC Sponsor I LLC, a Delaware limited liability company, at a price of $1.50 per private placement warrant, generating proceeds of $15.8.

On February 7, 2020 (the “Closing Date”), Vertiv Holdings Co consummated its previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated as of December 10, 2019 (the “Merger Agreement”), by and among GSAH, Vertiv Holdings, LLC, a Delaware limited liability company (“Vertiv Holdings”), VPE Holdings, LLC, a Delaware limited liability company (the “Vertiv Stockholder”), Crew Merger Sub I LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of GSAH (“First Merger Sub”), and Crew Merger Sub II LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of GSAH (“Second Merger Sub”). As contemplated by the Merger Agreement, (1) First Merger Sub merged with and into Vertiv Holdings, with Vertiv Holdings continuing as the surviving entity (the “First Merger”) and (2) immediately following the First Merger and as part of the same overall transaction as the First Merger, Vertiv Holdings merged with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity and renamed “Vertiv Holdings, LLC” (collectively with the First Merger and the other transactions contemplated by the Merger Agreement, the “Business Combination”).

The aggregate merger consideration paid by GSAH in connection with the consummation of the Business Combination was approximately $1,526.2 (the “Merger Consideration”). The Merger Consideration was paid in a combination of cash and stock. The amount of cash consideration paid to the Vertiv Stockholder upon the consummation of the Business Combination was $341.6. The remainder of the consideration paid to the Vertiv Stockholder upon the consummation of the Business Combination was stock consideration (“Stock Consideration”), consisting of 118,261,955 newly-issued shares of our Class A common stock (the “Stock Consideration Shares”), which shares were valued at $10.00 per share for purposes of determining the aggregate number of shares of our Class A common stock payable to the Vertiv Stockholder as part of the Merger Consideration. In addition, the Vertiv Stockholder is entitled to receive additional future cash consideration with respect to the Business Combination in the form of amounts payable under a Tax Receivable Agreement, dated as of the Closing Date, by and between the Company and the Vertiv Stockholder (the “Tax Receivable Agreement”). See Note 11 to the unaudited condensed consolidated financial statements for additional information.

Concurrently with the execution of the Merger Agreement, Vertiv Holdings Co entered into subscription agreements with certain investors and executive officers (“PIPE Investors”). The PIPE Investors subscribed for 123,900,000 shares of Class A common stock for an aggregate purchase price equal to $1,239.0 (the “PIPE Investment”). The Company used $1,464.0 of the proceeds from the Business Combination to pay down its existing debt. Acquisition-related transaction costs and related charges are not included as a component of consideration transferred but were charged against the proceeds from the PIPE Investment and the trust account.

In connection with the Business Combination, GS Acquisition Holdings Corp changed its name to Vertiv Holdings Co and changed the trading symbols for its units, each unit representing one share of Class A common stock and one-third of one redeemable warrant to acquire one share of Class A common stock, that were issued in the IPO (less the number of units that have been separated into the underlying shares of Class A common stock and underlying warrants (the “public warrants”) upon the request of the holder thereof) (the “units”). Class A common stock and public warrants on the NYSE were changed from “GSAH.U,” “GSAH” and “GSAH WS,” to “VERT.U,” “VRT” and “VRT WS,” respectively. As a result of the Business Combination, Vertiv Holdings Co became the owner, directly or indirectly, of all of the assets of Vertiv and its subsidiaries, and the Vertiv Stockholder holds a portion of the Company’s Class A common stock.

The Business Combination was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with US GAAP. This determination was primarily based on post Business Combination relative voting rights, composition of the governing board, management, and intent of the Business Combination. Under this method of accounting, GSAH was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Vertiv issuing stock for the net assets of GSAH, which primarily consisted of cash held in its trust account, accompanied by a recapitalization. The net assets of the Company were stated at historical cost, with no goodwill or other intangible assets recorded. Reported amounts from operations included herein prior to the Business Combination are those of Vertiv.